Putnam VT Growth and Income Fund
PUTNAM VT GROWTH AND INCOME FUND
Goal
Putnam VT Growth and Income Fund seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT Growth and Income Fund	Class IA	Class IB
Management fees	0.48%	0.48%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.14%	0.14%
Total annual fund operating expenses	0.62%	0.87%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT Growth and Income Fund (USD $)	Class IA	Class IB
1 year	63	89
3 years	199	278
5 years	346	482
10 years	774	1,073

Expense Example, No Redemption Putnam VT Growth and Income Fund (USD $)	Class IA	Class IB
1 year	63	89
3 years	199	278
5 years	346	482
10 years	774	1,073

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 50%.
Investments
We invest mainly in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors ultimately recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to- date per- formance 2.87% through 3/31/14
Best calendar 19.55% quarter Q2 09
Worst calendar -21.39% quarter Q4 08

Average annual total returns (for periods ending 12/31/13)
Average Annual Total Returns Putnam VT Growth and Income Fund	1 year	5 years	10 years
Class IA	36.01%	18.31%	6.24%
Class IB	35.68%	18.01%	5.97%
Russell 1000 Value Index (no deduction for fees or expenses)	32.53%	16.67%	7.58%